ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 － ORGANIZATION AND PRINCIPAL ACTIVITIES

HomesToLife Ltd (the “Company”, “HTLM” or the “HomesToLife Cayman”) was incorporated in the Cayman Islands with limited liability under the Companies Act on February 16, 2024.

The Company, through its subsidiaries, is principally engaged in the sale and distribution of leather upholstered furniture, such as, sofas, armchairs, recliners, and related accessories, with its unique design and craftmanship, throughout a network of retail stores in Europe, the North America, and Asia.

On May 5, 2025, the Company entered into a definitive sale and purchase agreement (the “Sale and Purchase Agreement”) with New Century International Homes Pte Ltd (“New Century”) to acquire 100% of equity interests in HTL Marketing Pte Ltd (“HTL Marketing”). Under the terms of the Sale and Purchase Agreement, in exchange for acquiring HTL Marketing, the Company issued 75,000,000 ordinary shares to New Century, par value US$0.0001 per share (the “Ordinary Shares”), which are subjected to two-year lock-up restrictions. This transaction was closed on May 19, 2025. As at the date of acquisition, HTL Marketing directly and indirectly holds the following eight subsidiaries:

- New Century Furniture Pte. Ltd.

- HTL (UK) Limited

- HTL France SAS

- HTL ANZ PTY LTD

- HTL Korea Co., Ltd

- Hwa Tat Lee Japan Co., Ltd

- Terasoh Co., Ltd

- HTL Taiwan Holding Pte. Ltd

On May 5, 2025, HTL Marketing and certain related parties entered into a deed of global settlement involving debt restructuring under the corporate reorganization exercise.

The Company and HTL Marketing were controlled by common shareholders prior to this acquisition. Accordingly, the transaction was accounted for as a transfer of business between entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50. In accordance with ASC 805-50-45-5, the accompanying consolidated and combined financial statements have been retrospectively adjusted to present the results of the entities as if the current corporate structure had existed since the beginning of the earliest period presented. The consolidation and combination of the Company has been accounted for at historical cost at the beginning of the first period presented in the accompanying consolidated and combined financial statements. The number of outstanding shares in the consolidated and combined balance sheets, the consolidated and combined statements of changes in shareholders’ equity, and per share information including the net earnings per share have been presented retrospectively as of the beginning of the earliest period presented on the consolidated and combined financial statements to reflect the final shares immediately after the acquisition on May 5, 2025.

Description of subsidiaries incorporated and controlled by the Company, as of December 31, 2025:

Name		Background	Ownership

HomesToLife International Pte. Ltd. (“HIPL”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 20,001 ordinary shares for SGD1 and USD20,000
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HTL Far East Pte. Ltd. (“HTL FE”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on October 28, 2024
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

HTL Marketing Pte. Ltd. (“HTL Marketing”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on December 23, 2020
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

New Century Furniture Pte. Ltd. (“NCFTP”)	●	Singaporean company	100% owned by HTL Marketing
	●	Incorporated on October 05, 2020
	●	Issued and outstanding 1,310,000 ordinary shares for USD1,310,000
	●	Investment holding

HTL France SAS (“HTLF”)	●	French company	100% owned by NCFTP
	●	Incorporated on October 30, 2014
	●	Issued and outstanding 298,960 ordinary shares for EUR298,960
	●	Overseas sale office

HTL ANZ PTY LTD (“HTLA”)	●	Australian company	100% owned by NCFTP
	●	Incorporated on September 20, 2023
	●	Issued and outstanding 10,000 ordinary shares for AUD 10,000
	●	Overseas sale office

HTL Korea Co., Ltd. (“HTLK”)	●	Korean company	100% owned by NCFTP
	●	Incorporated on September 07, 2010
	●	Issued and outstanding 291,080 ordinary shares for KRW1,455,400,000
	●	Sale and distribution of furniture

Hwa Tat Lee Japan Co., Ltd. (“HTLJ”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on April 03, 1996
	●	Issued and outstanding 10,000 ordinary shares for JPY90,000,000
	●	Wholesale of furniture

Terasoh Co., Ltd. (“TCL”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on July 19, 1973
	●	Issued and outstanding 160,000 ordinary shares for JPY67,000,000
	●	Dormant, previously sales and manufacturing of furniture

HTL Taiwan Holding Pte. Ltd. (“HTLTW”)	●	Singaporean company	100% owned by NCFTP
	●	Incorporated on April 02, 2024
	●	Issued and outstanding 1 ordinary shares for SGD1
	●	Investment holding

HTL (UK) Limited (“HTLUK”)	●	British company	100% owned by NCFTP
	●	Incorporated on October 05, 2000
	●	Issued and outstanding 3,050,000 ordinary shares for GBP3,050,000
	●	Overseas sale office

The Company and its subsidiaries are hereinafter referred to as (the “Company”).